Going Concern (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Aug. 05, 2024	Jul. 12, 2024	Dec. 31, 2023
Going Concern [Abstract]
Net income	$ 1,939	$ 5,774
Cash flow from operations	6,713	$ 13,023
Working capital deficit	(12,184)
Unearned revenue	$ 6,747				$ 6,615
Subsequent Event [Member] | Related Party [Member] | Seawolf Ventures Limited [Member]
Going Concern [Abstract]
Purchase price				$ 20,000
Amount of purchase price paid			$ 11,100